SEGMENTS AND GEOGRAPHIC INFORMATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Number of reportable segments	1
Revenues from network processors	$ 53,442	$ 61,802	$ 60,883
Royalty revenues from Cisco derived from agreement with Marvell	23,287	16,845	12,468
Revenues from software tools and other services	$ 1,265	$ 1,655	$ 1,115